12. Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

On December 29, 2008, the Company adopted the 2008 Stock Option Plan (the “Plan”), which provides for the issuance of qualified and non-qualified stock options to officers, directors, employees and other qualified persons. The Plan is administered by the Board of Directors of the Company or a committee appointed by the Board of Directors. The number of shares of the Company’s Common Stock initially reserved for issuance under the Plan was 36,667. On September 2, 2011, the stockholders holding a majority of the Company’s outstanding Common Stock adopted an amendment to the Company’s 2008 Stock Option Plan to increase the number of shares of Common Stock issuable under the plan to 166,667.

On September 18, 2015, the Company adopted the Genius Brands International, Inc. 2015 Incentive Plan (the “2015 Plan”). The 2015 Plan was approved by our stockholders in September 2015. The 2015 Plan as approved by the stockholders authorized the issuance up to an aggregate of 150,000 shares of Common Stock. On December 14, 2015, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 1,293,334 from 150,000 shares to 1,443,334 shares. The increase in shares available for issuance under the 2015 Plan was approved by stockholders on February 3, 2016. On May 18, 2017, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 223,333 shares from 1,443,334 shares to an aggregate of 1,666,667 shares. The increase in shares available for issuance under the 2015 Plan was approved by the stockholders on July 25, 2017.

The following table summarizes the changes in the Company’s stock option plan during the nine months ended September 30, 2017:

	Options Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price per Share
Balance at December 31, 2016	1,373,554	$2.82 - 12.00	3.99 years	$280,642	$8.14
Options Granted	–
Options Exercised	–
Options Cancelled	70,339
Options Expired	–
Balance at September 30, 2017	1,303,215	$2.82 - 12.00	3.24 years	$127,860	$8.11

Exercisable December 31, 2016	452,535	$2.82 - 6.00	3.95 years	$263,375	$5.29
Exercisable September 30, 2017	466,700	$2.82 - 6.00	3.23 years	$127,860	$5.33

During the year ended December 31, 2015, the Company granted options to purchase 1,407,775 shares of Common Stock to officers, directors, employees, and consultants. These stock options generally vest between one and three years, while a portion vested upon grant. The fair value of these options was determined to be $2,402,460 using the Black-Scholes option pricing model based on the following assumptions:

Exercise Price	$2.82 - $12.00
Dividend Yield	0%
Volatility	100% - 137%
Risk-free interest rate	0.89% - 1.25%
Expected life of options	2.5 - 3.5 years

During the three and nine months ended September 30, 2016, the Company recognized share-based compensation expense of $358,919 and $1,236,880, respectively. During the first quarter of 2016, the Company recognized $220,564 of true-up expenses from prior periods which reflected certain revisions meant to (i) align with the graded vesting of the majority of the options granted in 2015, (ii) make adjustments in certain accounting estimates utilized in the Black-Scholes model, and (iii) reflect the accurate number of options granted in 2015. The Company has assessed these adjustments individually and in aggregate and considers them immaterial to the current and prior periods.

During the three and nine months ended September 30, 2017, the Company recognized $108,476 and $514,108, respectively, in share-based compensation expense. The unvested share-based compensation as of September 30, 2017 was $278,819 which will be recognized through the second quarter of 2019 assuming the underlying grants are not cancelled or forfeited.

The Company has adopted the provisions of FASB ASC 718 - Compensation which requires companies to measure the cost of employee services received in exchange for equity instruments based on the grant date fair value of those awards and to recognize the compensation expense over the requisite service period during which the awards are expected to vest.

On December 29, 2008, the Company adopted the 2008 Stock Option Plan (the “Plan”), which provides for the issuance of qualified and non-qualified stock options to officers, directors, employees and other qualified persons. The Plan is administered by the Board of Directors of the Company or a committee appointed by the Board of Directors. The number of shares of the Company’s common stock initially reserved for issuance under the Plan was 36,667. On September 2, 2011, the stockholders holding a majority of the Company’s outstanding common stock adopted an amendment to the Company’s 2008 Stock Option Plan to increase the number of shares of common stock issuable under the plan to 166,667.

On September 18, 2015, the Company adopted the Genius Brands International, Inc. 2015 Incentive Plan (the “2015 Plan”). The 2015 Plan was approved by our stockholders in September 2015. The 2015 Plan as approved by the stockholders authorized the issuance up to an aggregate of 150,000 shares of common stock. On December 14, 2015, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 1,293,334 from 150,000 shares to 1,443,334 shares. The increase in shares available for issuance under the 2015 Plan was approved by stockholders on February 3, 2016.

The following table summarizes the changes in the Company’s stock option plan during the year ended December 31, 2016:

	Options Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price per Share
Balance at December 31, 2015	1,407,775	$2.82 - 12.00	4.94 years	$58,512	$8.10
Options Granted	85,088
Options Exercised	–
Options Cancelled	119,309
Options Expired	–
Balance at December 31, 2016	1,373,554	$2.82 - 12.00	3.99 years	$280,642	$8.14

Exercisable December 31, 2015	100,021	$2.82	4.80 years	$58,512	$2.82
Exercisable December 31, 2016	452,535	$2.82 - 6.00	3.95 years	$263,375	$5.29

During the year ended December 31, 2015, the Company granted options to purchase 1,407,775 shares of common stock to officers, directors, employees, and consultants. These stock options generally vest between one and three years, while a portion vested upon grant. The fair value of these options was determined to be $2,402,460 using the Black-Scholes option pricing model based on the following assumptions:

Exercise Price	$2.82 - $12.00
Dividend Yield	0%
Volatility	100% - 137%
Risk-free interest rate	0.89% - 1.25%
Expected life of options	2.5 - 3.5 years

During the three months ended March 31, 2016, the Company recognized share-based compensation expense of $564,985. The expense recognized reflects revisions to (i) align with the graded vesting of the majority of the options granted in 2015, (ii) make adjustments in certain accounting estimates utilized in the Black Scholes model, and (iii) reflect the accurate number of options granted in 2015. As such, included in the total share-based compensation expense recognized in this first quarter of 2016 is $220,564 of true-up expenses from prior periods. The Company has assessed these adjustments individually and in aggregate and considers them immaterial to the current and prior periods.

During the years ended December 31, 2016 and 2015, the Company recognized $1,581,797 and $31,919 in share-based compensation expense, respectively. The unvested share-based compensation as of December 31, 2016 was $1,111,629 which will be recognized through the second quarter of 2019 assuming the underlying grants are not cancelled or forfeited.